Software Development Costs, net (Tables)	12 Months Ended
Dec. 31, 2022
Software Development [Member]
Software Development Costs, net (Tables) [Line Items]
Schedule of Capitalized Software Development Costs	Capitalized software development costs as of December 31, 2022 and 2021 consisted of the following (in thousands):
	As of December 31,
	2022	2021
Capitalized software development costs	$5,324	$4,463
Accumulated amortization	(3,572)	(2,671)
Software development costs, net	$1,752	$1,792

Less discontinued operations	(487)	(648)
Software development costs, continuing operations	$1,265	$1,144

Computer software [Member]
Software Development Costs, net (Tables) [Line Items]
Schedule of Future Amortization Expense on the Computer Software	Future amortization expense on the computer software is anticipated to be as follows (in thousands):
For the Years Ending December 31,	Total	Continuing Operations	Discontinued Operations
2023	$729	$466	$263
2024	586	437	149
2025	264	189	75
2026	173	173	—
2027 and thereafter	—	—	—
Total	$1,752	$1,265	$487